Background, Basis of Presentation and Significant Accounting Policies	6 Months Ended	12 Months Ended
	Nov. 30, 2025	May 31, 2025
Background, Basis of Presentation and Significant Accounting Policies
Basis of Presentation and Significant Accounting Policies

NOTE 1 – BACKGROUND, BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

Business Operations

Karbon-X Corp. was incorporated in the State of Nevada under the name Cocoluv, Inc. on September 13, 2017 and established a fiscal year end of May 31.

On February 21, 2022, pursuant to the terms of a Share Exchange Agreement, the Company acquired all of the issued and outstanding shares of common stock of Karbon-X Project Inc. (“Karbon-X”), and Karbon-X became the wholly owned subsidiary of the Company in a reverse merger (the “Reverse Acquisition”). Pursuant to the Reverse Acquisition, all of the issued and outstanding shares of Karbon-X common stock were converted, at an exchange ratio of 20,000-for-1, into an aggregate of 20,000,000 shares of the Company’s common stock, resulting in Karbon-X becoming a wholly owned subsidiary of the Company and all debt owed to the related party of Cocoluv, Inc. was forgiven. Karbon-X Project Inc. was incorporated in British Columbia on February 11, 2022 and established a fiscal year end of May 31. The accompanying financial statements’ share information has been retroactively adjusted to reflect the exchange ratio in the Reverse Acquisition. As part of the Reverse Acquisition, on April 14, 2022 the Company changed its name to Karbon-X Corp.

Under generally accepted accounting principles in the United States (“US GAAP”), because the combined entity will be dependent on Karbon-X’s senior management, the Reverse Acquisition was accounted for as a recapitalization effected by a share exchange, wherein Karbon-X is considered the acquirer for accounting and financial reporting purposes. On the date of the reorganization, the assets and liabilities of Karbon-X have been brought forward at their book value and consolidated with Cocoluv, Inc.’s assets, which comprised of cash and cash equivalents of $134 and liabilities which comprises due to related party of $99,902 (see Note 1 Basis of Presentation below). No goodwill has been recognized. Accordingly, the assets and liabilities and the historical operations that are reflected in the consolidated financial statements are those of Karbon-X and are recorded at the historical cost basis of Karbon-X.

On June 27, 2025, the Company completed an asset acquisition consisting of a portfolio of carbon-offset projects (the “Projects”). The transaction did not meet the definition of a business combination under ASC 805-10 because the acquired group of assets did not include an integrated set of activities capable of producing outputs. Accordingly, the acquisition has been accounted for as an asset acquisition in accordance with ASC 805-50. See Note 8 for further discussion.

Going Concern

The Company has recently begun ramping up revenues from its business operations, however it has incurred operating losses since inception of $16,034,844. The Company will require additional funding to meet its ongoing obligations and to fund anticipated operating losses. The ability of the Company to continue as a going concern is dependent on raising capital to fund its initial business plan and ultimately to attain profitable operations. Accordingly, these factors raise substantial doubt as to the Company’s ability to continue as a going concern. The Company intends to continue to fund its business by way of private placements and advances from related parties as may be required. These financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts and classification of liabilities that might result from this uncertainty.

Basis of Presentation

The consolidated financial statements include the accounts of the Company and its subsidiaries. This includes newly formed subsidiaries, Karbon-X Trading LTD, Allcot Limited, Allcot Soluciones España S.L and Allcot X Colombia S.A.S, which are consolidated with the Company and existing subsidiaries, Karbon-X Project, Inc and Karbon-X USA Corp.

 All significant intercompany accounts and transactions have been eliminated in consolidation.

The consolidated financial statements present the condensed consolidated balance sheets, condensed consolidated statements of operations and comprehensive income (loss), condensed consolidated statements of stockholders’ equity and condensed consolidated statement of cash flows of the Company. These consolidated financial statements are presented in the United States dollar and have been prepared in accordance with accounting principles generally accepted in the United States.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues, and expenses, as well as related disclosures of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with an original maturity of three months or less at the date of purchase.

Accounts Receivable

Accounts receivable represent amounts due from customers for goods or services provided by the Company. Accounts receivable are recorded at the invoiced amount, net of allowance of $0 and $0 as of November 30, 2025 and May 31, 2025, respectively.

In accordance with Accounting Standards Update (ASU) 2016-13, Financial Instruments—Credit Losses (Topic 326), also known as the Current Expected Credit Loss (CECL) model, the Company now utilizes a forward-looking approach to estimate expected credit losses over the lifetime of the receivables. This model considers historical loss experience, current conditions, and reasonable and supportable forecasts to assess credit risk.

Property and Equipment

Property and equipment are carried at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated using the straight-line method over the estimated useful lives of the assets which are all five years.

Costs of major additions and improvements are capitalized while expenditures for maintenance and repairs, which do not extend the life of the asset, are expensed. Upon sale or disposition of property and equipment, the cost and related accumulated depreciation and amortization are eliminated from the accounts and any resulting gain or loss is credited or charged to income. Long-lived assets held and used by us are reviewed based on market factors and operational considerations for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

Fair Value of Financial Instruments

The Company uses a three-tier fair value hierarchy to classify and disclose all assets and liabilities measured at fair value on a recurring basis, as well as assets and liabilities measured at fair value on a non-recurring basis, in periods subsequent to their initial measurement. The hierarchy requires the Company to use observable inputs when available, and to minimize the use of unobservable inputs, when determining fair value. The three tiers are defined as follows:

•	Level 1—Observable inputs that reflect quoted market prices (unadjusted) for identical assets or liabilities in active markets;

•	Level 2—Observable inputs other than quoted prices in active markets that are observable either directly or indirectly in the marketplace for identical or similar assets and liabilities; and

•	Level 3—Unobservable inputs that are supported by little or no market data, which require the Company to develop its own assumptions.

Other than the derivative liabilities presented below, the carrying amount of the Company’s financial assets and liabilities approximate their fair values.

The Company measures certain financial instruments at fair value on a recurring basis in accordance with ASC 820, Fair Value Measurement. As of May 31, 2025, the Company evaluated the conversion features embedded in certain convertible promissory notes and determined that they represent derivative liabilities requiring bifurcation under ASC 815-15.

The Company uses the binomial model to estimate the fair value of the derivative liabilities associated with its convertible notes. The model incorporates significant unobservable inputs, including:

•	Expected stock price volatility
•	Risk-free interest rates
•	Estimated time to maturity
•	Probability of uplisting
•	Expected trading volumes

Because these inputs are unobservable and require significant management judgment, the Company has classified the derivative liabilities as Level 3 in the fair value hierarchy.

The following table summarizes the fair value hierarchy of the Company’s financial liabilities measured at fair value on a recurring basis as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Derivative liabilities – convertible notes	-	-	$307,021	$307,021
Other financial instruments	-	-	-	-
Total Embedded Derivatives	-	-	$307,021	$307,021

The following table summarizes the changes in Level 3 derivative liabilities measured at fair value on a recurring basis.

November 30, 2025
Balance at beginning of period May 31, 2025	$168,358
Issuances	279,107
Total (gains) losses recognized in earnings	-
Settlements (net)	-
Change in unrealized (gains) losses included in earnings for instruments still held at period end	(140,444)
Balance at end of period November 30, 2025	$307,021

Receivables Financing

The Company has entered into receivables financing arrangements whereby it receives cash advances in exchange for rights to future trade receivables. These transactions do not qualify for sale accounting under ASC 860 and are accounted for as secured borrowings. As such, the receivables remain on the consolidated balance sheet and the related obligations are recorded within “Receivables financing obligation.” The obligations are repaid as the receivables are collected. Related fees are recorded in interest expense.

Revenue Recognition

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers. Since ASU 2014-09 was issued, several additional ASUs have been issued to clarify various elements of the guidance. These standards provide guidance on recognizing revenue, including a five-step model to determine when revenue recognition is appropriate. The standard requires that an entity recognize revenue to depict the transfer of control of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Under ASC 606, the Company recognizes revenue from the commercial sales of carbon credits and consulting services by applying the following steps: (1) identify the contract with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to each performance obligation in the contract; and (5) recognize revenue when each performance obligation is satisfied.

Rates for consulting services are typically per day, per hour, or a similar basis. Consulting revenue is recognized over the period in which the service is provided.

Revenue for sales of carbon credits is recognized at a point in time when control of the credit transfers to the buyer. The Company acts as a principal in all revenue transactions.

Foreign Currency Translation

The functional currency of the Company is the Canadian Dollar (“CAD”). For financial statement purposes, the reporting currency is the United States Dollar (“USD”). The Company conducts certain operations and transactions in Euros (“EUR”) and Colombian Pesos (“COP”).

For financial reporting purposes, the consolidated financial statements are translated into the Company’s reporting currency, USD. Asset, liability and equity accounts are translated using the closing exchange rate in effect at the balance sheet date and income and expense accounts are translated using the average exchange rate prevailing during the reporting period.

Adjustments resulting from the translation, if any, are included in accumulated other comprehensive loss in stockholder’s equity (deficit).

Significant Estimates

Significant estimates applied in the preparation of these financial statements include the estimated useful lives of property and equipment, the inputs used in the valuation of embedded derivatives on convertible notes, share volatility and estimated life of options in determining their fair value as well as the expected potential for the realization of deferred tax assets in determining the amount of the valuation allowance thereto.

Earnings per Common Share

The basic loss per share is calculated by dividing the Company’s net loss available to common stockholders by the weighted average number of common shares during the period. The diluted loss per share is calculated by dividing the Company’s net loss available to common stockholders by the diluted weighted average number of shares outstanding during the period. The diluted weighted average number of shares outstanding is the basic weighted number of shares adjusted for any potentially dilutive debt or equity. As of November 30, 2025 diluted shares were calculated and included on the income statement. Potential dilutive securities of approximately 4,072,375 shares from stock options and 4,222,222 shares related to convertible notes had an anti-dilutive effect and were not included in the calculation of diluted net loss per share.

Segment Reporting

ASC Topic 280, “Segment Reporting,” requires use of the “management approach” model for segment reporting. The management approach model is based on the way a company’s management organizes segments within the company for making operating decisions and assessing performance. Our Chief Operating Decision Maker, Chad Clovis, Chief Executive Officer, President, and Director, reviews financial information and allocates resources on a consolidated basis. The Company operates as a single segment and will evaluate additional segment disclosure requirements as it expands its operations.

Reclassifications

Certain amounts in the comparative periods presented have been reclassified to conform to the current period’s presentation. These reclassifications had no effect on the previously reported net income, comprehensive income, total assets, or stockholders’ equity.

Recently Issued Accounting Standards

The Financial Accounting Standards Board (FASB) has issued several updates relevant to the Company:

•

Update 2025-01: Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date Effective for annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted.

•

Update 2025-05: Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets. Effective for fiscal years beginning after December 15, 2025. Early adoption is permitted.

•

Update 2024-04: Debt—Debt with Conversion and Other Options (Subtopic 470-20): Induced Conversions of Convertible Debt Instruments. Effective for annual reporting periods beginning after December 15, 2025, and interim periods within those annual periods. Early adoption is permitted.

•

Update 2024-03: Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. Effective for annual reporting periods beginning after December 15, 2026, and interim periods beginning after December 15, 2027. Early adoption is permitted.

The Company is evaluating the impact of the above provisions on its consolidated financial statements

•

Update 2024-02: Codification Improvements—Amendments to Remove References to the Concepts Statements. Effective and adopted for public business entities for fiscal years beginning after December 15, 2024. For all other entities, effective for fiscal years beginning after December 15, 2025. Early application is permitted.

•

Update 2024-01: Compensation—Stock Compensation (Topic 718): Scope Application of Profits Interest and Similar Awards. Effective and adopted for public business entities for annual periods beginning after December 15, 2024, and interim periods within those annual periods. For all other entities, effective for annual periods beginning after December 15, 2025, and interim periods within those annual periods. Early adoption is permitted.

The Company has adopted the above provisions, which had no material impact on its consolidated financial statements

Note 1 - Basis of Presentation and Significant Accounting Policies

Karbon-X Corp. was incorporated in the State of Nevada under the name Cocoluv, Inc. on September 13, 2017 and established a fiscal year end of May 31.

On February 21, 2022, pursuant to the terms of a Share Exchange Agreement, the Company acquired all of the issued and outstanding shares of common stock of Karbon-X Project Inc. ("Karbon-X"), and Karbon-X became the wholly owned subsidiary of the Company in a reverse merger (the "Reverse Acquisition"). Pursuant to the Reverse Acquisition, all of the issued and outstanding shares of Karbon-X common stock were converted, at an exchange ratio of 20,000-for-1, into an aggregate of 20,000,000 shares of the Company's common stock, resulting in Karbon-X becoming a wholly owned subsidiary of the Company and all debt owed to the related party of Cocoluv, Inc. was forgiven. Karbon-X Project Inc. was incorporated in British Columbia on February 11, 2022 and established a fiscal year end of May 31. The accompanying financial statements' share information has been retroactively adjusted to reflect the exchange ratio in the Reverse Acquisition. As part of the Reverse Acquisition, on April 14, 2022 the Company changed its name to Karbon-X Corp.

Under generally accepted accounting principles in the United States ("US GAAP"), because the combined entity will be dependent on Karbon-X's senior management, the Reverse Acquisition was accounted for as a recapitalization effected by a share exchange, wherein Karbon-X is considered the acquirer for accounting and financial reporting purposes. On the date of the reorganization, the assets and liabilities of Karbon-X have been brought forward at their book value and consolidated with Cocoluv, Inc.’s assets, which comprised of cash and cash equivalents of $134 and liabilities which comprises due to related party of $99,902 (see Note 1 Basis of Presentation below). No goodwill has been recognized. Accordingly, the assets and liabilities and the historical operations that are reflected in the consolidated financial statements are those of Karbon-X and are recorded at the historical cost basis of Karbon-X.

Going concern

The Company has recently began significant revenue generation from its business operations and has incurred operating losses since inception of $11,990,834.  The Company will require additional funding to meet its ongoing obligations and to fund anticipated operating losses.  The ability of the Company to continue as a going concern is dependent on raising capital to fund its initial business plan and ultimately to attain profitable operations.  Accordingly, these factors raise substantial doubt as to the Company’s ability to continue as a going concern.  The Company intends to continue to fund its business by way of private placements and advances from related parties as may be required. These consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts and classification of liabilities that might result from this uncertainty.

Basis of Presentation

The consolidated financial statements include the accounts of the Company and its subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

The consolidated financial statements present the consolidated balance sheet, statements of operations, stockholders’ equity and cash flows of the Company. These consolidated financial statements are presented in the United States dollar and have been prepared in accordance with accounting principles generally accepted in the United States.

Use of Estimates and Assumptions

Preparation of the consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect certain reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Accordingly, actual results could differ from those estimates.

Cash and Cash Equivalents

For purposes of the statement of cash flows, the Company considers highly liquid financial instruments purchased with a maturity of three months or less to be cash equivalents.

Accounts Receivable

Accounts receivable represent amounts due from customers for goods or services provided by the Company. Accounts receivable are recorded at the invoiced amount, net of allowance of $0 and $0 as of May 31, 2025 and 2024, respectively.

In accordance with Accounting Standards Update (ASU) 2016-13, Financial Instruments—Credit Losses (Topic 326), also known as the Current Expected Credit Loss (CECL) model, the Company now utilizes a forward-looking approach to estimate expected credit losses over the lifetime of the receivables. This model considers historical loss experience, current conditions, and reasonable and supportable forecasts to assess credit risk.

Sales Tax Receivable

Sales tax receivable consists of the accumulated reclaimable GST paid by the Company on purchases made in Canada.

Property and Equipment

Property and equipment are carried at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated using the straight-line method over the estimated useful lives of the assets which are between three to seven years.

Costs of major additions and improvements are capitalized while expenditures for maintenance and repairs, which do not extend the life of the asset, are expensed. Upon sale or disposition of property and equipment, the cost and related accumulated depreciation and amortization are eliminated from the accounts and any resulting gain or loss is credited or charged to income. Long-lived assets held and used by us are reviewed based on market factors and operational considerations for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

Inventory

Inventories are stated at the lower of cost or net realizable value. Cost is determined using the weighted average method. Net realizable value is the estimated selling price in the ordinary course of business, less applicable variable selling expenses. The Company periodically reviews inventories for obsolescence and any inventories identified as obsolete are written down or written off.

Investments

The Company accounts for investments with a 20% to 50% ownership and a significant but not controlling influence as equity method investments. Investments with a greater than 50% ownership and a controlling influence are accounted for using the consolidation method. The Company assesses the potential impairment of equity method investments when indicators such as a history of operating losses, negative earnings and cash flow outlook, and the financial condition and prospects for the investee’s business segment might indicate a loss in value. The Company has accounted for its investment in Silviculture Systems using the equity method and its investment in its subsidiary Karbon-X Project, Inc using the consolidation method.

During November 2023, the Company abandoned the silviculture investment deal and decided to write off the carrying value of the Equity Investment in Silviculture. Accordingly, amidst ongoing disputes which we are currently discussing, the Company has written off the carrying value of Investment of $2,564,203, accumulated value of shares to be issued $ 1,500,000 and recognized loss on write off $1,064,203 in its statement of operations for the year ended May 31, 2024.

Fair Value of Financial Instruments

The Company uses a three-tier fair value hierarchy to classify and disclose all assets and liabilities measured at fair value on a recurring basis, as well as assets and liabilities measured at fair value on a non-recurring basis, in periods subsequent to their initial measurement. The hierarchy requires the Company to use observable inputs when available, and to minimize the use of unobservable inputs, when determining fair value. The three tiers are defined as follows:

●	Level 1—Observable inputs that reflect quoted market prices (unadjusted) for identical assets or liabilities in active markets;

●	Level 2—Observable inputs other than quoted prices in active markets that are observable either directly or indirectly in the marketplace for identical or similar assets and liabilities; and

●	Level 3—Unobservable inputs that are supported by little or no market data, which require the Company to develop its own assumptions.

Other than the derivative liabilities presented below, the carrying amount of the Company’s financial assets and liabilities approximate their fair values.

The Company measures certain financial instruments at fair value on a recurring basis in accordance with ASC 820, Fair Value Measurement. As of May 31, 2025, the Company evaluated the conversion features embedded in certain convertible promissory notes and determined that they represent derivative liabilities requiring bifurcation under ASC 815-15.

The Company uses valuation methods to estimate the fair value of the derivative liabilities associated with its convertible notes. The model incorporates significant unobservable inputs, including:

•	Expected stock price volatility
•	Risk-free interest rates
•	Estimated time to maturity
•	Probability of uplisting
•	Expected trading volumes

Because these inputs are unobservable and require significant management judgment, the Company has classified the derivative liabilities as Level 3 in the fair value hierarchy.

The following table summarizes the fair value hierarchy of the Company’s financial liabilities measured at fair value on a recurring basis as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Derivative liabilities – convertible notes	-	-	$168,358	$168,358
Other financial instruments	-	-	-	-
Total Embedded Derivatives	-	-	$168,358	$168,358

The following table summarizes the changes in Level 3 derivative liabilities measured at fair value on a recurring basis.

May 31, 2025
Balance at beginning of period	-
Purchases / issuances	275,419
Total (gains) losses recognized in earnings	54,831
Settlements (net)	(179,666)
Change in unrealized (gains) losses included in earnings for instruments still held at period end	18,116
Balance at end of period	168,358

Revenue Recognition

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers. Since ASU 2014-09 was issued, several additional ASUs have been issued to clarify various elements of the guidance. These standards provide guidance on recognizing revenue, including a five-step model to determine when revenue recognition is appropriate. The standard requires that an entity recognize revenue to depict the transfer of control of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Under ASC 606, the Company recognizes revenue from the commercial sales of carbon credits and consulting services by applying the following steps: (1) identify the contract with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to each performance obligation in the contract; and (5) recognize revenue when each performance obligation is satisfied.

Rates for consulting services are typically per day, per hour, or a similar basis. Consulting revenue is recognized over the period in which the service is provided.

Revenue for sales of carbon credits is recognized at a point in time when control of the credit transfers to the buyer. The Company act as a principal in all revenue transactions.

Foreign Currency Translation

The functional currency of the Company is the Canadian Dollar (“CAD”). For financial statement purposes, the reporting currency is the United States Dollar (“USD”).

For financial reporting purposes, the consolidated financial statements are translated into the Company’s reporting currency, USD. Asset and liabilities are translated using the closing exchange rate in effect at the balance sheet date with the resulting translation adjustments included as a separate component of shareholder’s equity through other comprehensive income (loss) in the consolidated statement of operations.

Income and expenses are translated at the average yearly rates of exchange. The Company includes realized gains and losses from foreign currency transactions in other income (expense), net in the consolidated statement of operations.

Warrants and Options

There is estimation uncertainty with respect to selecting inputs to the Black-Sholes model used to determine the fair value of warrants (Note 7) and options (Note 10).  These inputs include the stock price of $0.9 - $0.75,  exercise price of $0.75, time to maturity of two - five years, annual risk-free interest rate ranging from 4.33% - 4.74%, and annualized volatility ranging from 1,294.9% - 1,279.3%.

The above estimates and assumptions are reviewed regularly. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Significant Estimates

Significant estimates applied in the preparation of these financial statements include the estimated useful lives of property and equipment, the inputs used in the valuation of embedded derivatives on convertible notes. share volatility and estimated life of options and warrants in determining their fair value as well as the expected potential for the realization of deferred tax assets in determining the amount of the valuation allowance thereto.

Earnings per Common Share

The basic loss per share is calculated by dividing the Company’s net loss available to common shareholders by the weighted average number of common shares during the year. The diluted loss per share is calculated by dividing the Company’s net loss available to common shareholders by the diluted weighted average number of shares outstanding during the year. The diluted weighted average number of shares outstanding is the basic weighted number of shares adjusted for any potentially dilutive debt or equity. As of May 31, 2025, potential dilutive securities of approximately 6,663,148 shares had an anti-dilutive effect and were not included in the calculation of diluted net loss per share.

Segment Reporting

ASC Topic 280, “Segment Reporting,” requires use of the “management approach” model for segment reporting. The management approach model is based on the way a company’s management organizes segments within the company for making operating decisions and assessing performance. Our Chief Operating Decision Maker, Chad Clovis, Chief Executive Officer, President, and Director, reviews financial information and allocates resources on a consolidated basis. The Company operates as a single segment and will evaluate additional segment disclosure requirements as it expands its operations.

Reclassifications

Certain amounts in the consolidated financial statements for the prior year have been reclassified to conform to the current year presentation. These reclassifications had no impact on net earnings, financial position, or cash flows.

 Recently Issued Accounting Standards

 The Financial Accounting Standards Board (FASB) has issued several updates relevant to the Company:

Update 2025-01: Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date Effective for annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted.

Update 2024-04: Debt—Debt with Conversion and Other Options (Subtopic 470-20): Induced Conversions of Convertible Debt Instruments. Effective for annual reporting periods beginning after December 15, 2025, and interim periods within those annual periods. Early adoption is permitted.

Update 2024-03: Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. Effective for annual reporting periods beginning after December 15, 2026, and interim periods beginning after December 15, 2027. Early adoption is permitted.

Update 2024-02: Codification Improvements—Amendments to Remove References to the Concepts Statements. Effective for public business entities for fiscal years beginning after December 15, 2024. For all other entities, effective for fiscal years beginning after December 15, 2025. Early application is permitted.

Update 2024-01: Compensation—Stock Compensation (Topic 718): Scope Application of Profits Interest and Similar Awards. Effective for public business entities for annual periods beginning after December 15, 2024, and interim periods within those annual periods. For all other entities, effective for annual periods beginning after December 15, 2025, and interim periods within those annual periods. Early adoption is permitted.

The Company is in the process of evaluating the impact these recently issued accounting standards will have on the Company’s financial statements.